Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Merchant Solutions
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 1,303,728	$ 1,159,145
Digital Wallet
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 781,782	$ 723,042